Commitment to purchase natural gas (Details Narrative) - USD ($) $ in Millions		12 Months Ended
	Mar. 06, 2020	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Description of contractual amendment		ranging from 5.6 million m³ per day to 14 million m³ per day (on a monthly basis)
Additional amount		$ 3,470
Description of maturity		January 2023 to May 2028.
Gas Supply Agreement [Member]
IfrsStatementLineItems [Line Items]
Description of contractual amendment	On March 6, 2020, by means of a contractual amendment, Petrobras and YPBF changed the daily contracted quantity (QDC) from 30.08 million m³ per day to 20 million m³ per day, which became effective as from March 11, 2020.	total amount of the GSA for 2023, corresponding to the delivery obligation of YPFB, is nearly 5.76 billion m³ of natural gas (equivalent to 15.77 million m³ per day), corresponding to a total estimated value of US$ 1.51 billion.
Additional amount		$ 3,810
Description of maturity		January 2023 to January 2026